Income Tax and Taxes Payable - Schedule of Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Income Tax [Abstract]
Current income tax expense	$ 28,530	$ 26,421	$ 26,719
Deferred income tax expense (benefit)		5,818	(3,298)
Total income tax expense	$ 28,530	$ 32,239	$ 23,421